Accounts Receivable, Net - Schedule of Allowance of Credit Loss (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Allowance of Credit Loss [Abstract]
Balance at beginning of the year	$ 634,321	$ 395,796
Addition	410,728	217,035
Foreign exchange translation	(3,641)	21,490
Balance at end of the year	$ 1,041,408	$ 634,321